Summary of Other Potentially Material Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Disclosure of initial application of standards or interpretations [abstract]
Separate financial statements
31.1 Separate financial statements
Investments in subsidiaries are accounted for at cost less impairment. Cost includes direct attributable costs of investment. The results of subsidiaries are accounted for by the Company on the basis of dividends received and receivable.
Impairment testing of the investments in subsidiaries is required upon receiving a dividend from these investments if the dividend exceeds the total comprehensive income of the subsidiary in the period the dividend is declared or if the carrying amount of the investment in the separate financial statements exceeds the carrying amount in the consolidated financial statements of the investee’s net assets.

Share capital
31.2 Share capital
Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.
Where any Group company purchases the Company’s equity instruments, for example as the result of a share buy-back or a share-based payment plan, the consideration paid, including any directly attributable incremental costs (net of income taxes), is deducted from equity attributable to the owners of the Group as treasury shares until the shares are cancelled or reissued. Where such ordinary shares are subsequently reissued, any consideration received, net of any directly attributable incremental transaction costs and the related income tax effects, is included in equity attributable to the owners of the Group.
Shares previously held by Connect Union, which was established for the purpose of holding shares for the share incentive plans, are disclosed as treasury shares.

Current and deferred income tax
31.3 Current and deferred income tax
The income tax expense or credit for the period is the tax payable on the taxable income of current period based on the applicable income tax rate for each jurisdiction adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses.
Current and deferred tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.
(a)Current income tax
The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the Company and its subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and considers whether it is probable that a taxation authority will accept an uncertain tax treatment. The Group measures its tax balances either based on the most likely amount or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.
Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.
(b)Deferred income tax
Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. Deferred income tax is also not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss and does not give rise to equal taxable and deductible temporary differences. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.
Deferred tax assets are recognized only if it is probable that future taxable amounts will be available to utilize those temporary differences and losses.
Deferred tax liabilities and assets are not recognized for temporary differences between the carrying amount and tax bases of investments in foreign operations where the Group is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not reverse in the foreseeable future.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets and liabilities and when the deferred tax balances relate to the same taxation authority.
Investment allowances and similar tax incentives
Companies within the Group may be entitled to claim special tax deductions for investments in qualifying assets or in relation to qualifying expenditure (e.g., the research and development tax incentive or other investment allowances). The Group accounts for such allowances as tax credits, which means that the allowance reduces income tax payable and current tax expense. Tax credits that are unused are recognized as deferred tax assets to the extent that it is probable that future taxable profit will be available against which the unused tax credit can be utilized.

Employee benefits
31.4 Employee benefits
(a)Short-term obligations
Liabilities for wages and salaries, including non-monetary benefits and accumulating sick leave that are expected to be settled wholly within 12 months after the end of the period in which the employees render the related service are recognized in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as current employee benefit obligations in other payables and accruals in the balance sheet.
(b)Defined contribution plans
For defined contribution plans, including those under Section 401(k) of the U.S. Internal Revenue Code, the Group pays contributions to publicly administered pension insurance plans on a mandatory, contractual or voluntary basis. The Group has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expense when they are due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.
The subsidiaries of the Group incorporated in the PRC contribute based on a certain percentage of the salaries of their employees to a defined contribution retirement benefit plan organized by relevant government authorities in the PRC on a monthly basis. The government authorities undertake to assume the retirement benefit obligations payable to all existing and further retired employees under these plans and the Group has no further obligation for post-retirement benefits beyond the contributions made. Contributions to these plans are expensed as incurred. Assets of the plans are held and managed by government authorities and are separate from those of the Group.
(c)Housing funds and medical insurance
The PRC employees of the Group are entitled to participate in various government-supervised housing funds and medical insurance. The Group contributes on a monthly basis to these funds based on a certain percentage of the salaries of the employees, subject to certain ceilings. The Group’s liability in respect of these funds is limited to the contribution payable in each period and recognized as employee benefit expense when they are due.

Right-of-use Assets and Leases
31.5 Right-of-use Assets and Leases
Right-of-use assets comprise of land use rights and office leases.
All land in the PRC is owned by the mainland PRC government. The PRC government may sell land use rights for a specified period of time. The purchase price of land use rights represents lease prepayments to the PRC government and is recorded as right-of-use assets on the balance sheet. The right-of-use assets are amortized over the remaining lease term. In 2021, the Group acquired a land use right in Taicang, Suzhou, China from the PRC government. Subsequently in 2023, the Group terminated its construction project and sold the land use rights back to the PRC government.
The Group leases offices and the rental contracts are typically made for fixed periods of approximately 2 to 4 years. Contracts may contain both lease and non-lease components. The Group allocates the consideration in the contract to the lease and non-lease components based on their relative stand-alone prices. However, for leases of real estate for which the Group is a lessee, it has elected not to separate lease and non-lease components and instead accounts for these as a single lease component.
Lease terms are negotiated on an individual basis. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.
Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:
•fixed payments (including in-substance fixed payments), less any lease incentives receivable;
•variable lease payment that are based on an index or a rate, initially measured using the index or rate as of the commencement date;
•amounts expected to be payable by the Group under residual value guarantees;
•the exercise price of a purchase option if the Group is reasonably certain to exercise that option; and
•payments of penalties for terminating the lease, if the lease term reflects the Group exercising that option.
Lease payments to be made under reasonably certain extension options are also included in the measurement of the liability.
The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, which is generally the case for leases in the Group, the lessee’s incremental borrowing rate is used, being the rate that the individual lessee would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions.
Lease payments are allocated between principal and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.
Right-of-use assets are measured at cost comprising the following:
•the amount of the initial measurement of lease liability;
•any lease payments made at or before the commencement date less any lease incentives received;
•any initial direct costs; and
•restoration costs.
Right-of-use assets are generally depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. If the Group is reasonably certain to exercise a purchase option, the right-of-use asset is depreciated over the underlying asset’s useful life.
Payments associated with short-term leases and all leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less without a purchase option.

Segment information
31.6 Segment information
Identification of segments is based on internal reporting to the chief operating decision maker (“CODM”). The CODM for the Group are the Co-Founders of the Group. The Group does not divide its operations into different segments and the CODM operates and manages the Group’s entire operations as one segment, which is consistent with the Group’s internal organization and reporting system. The Group does not have any revenue and substantially all non-current assets outside of the country of domicile are located in the PRC.

Net loss per share
31.7 Net loss per share
(a)Basic net loss per share
Basic loss per share is calculated by dividing:
•the loss attributable to owners of the Group, excluding any costs of servicing equity other than ordinary shares;
•by the weighted average number of ordinary shares outstanding during the financial year and excluding treasury shares
(b)Diluted net loss per share
Diluted loss per share adjusts the figures used in the determination of basic loss per share to take into account:
•the after income tax effect of interest and other financing costs associated with dilutive potential ordinary shares, and
•the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares.